Revenue recognition and operating segments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) item		Dec. 31, 2022 GBP (£)		Dec. 31, 2021 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers
Contract costs	£ 224	[1]	£ 215	[1]	£ 75
Amortisation of contract costs	121		39		30
Impairment losses on contract costs	£ 0		£ 0		£ 0
Number of secondary reportable business segments | item	3
Minimum
Disclosure of disaggregation of revenue from contracts with customers
Amortization period of contract costs	3 years
Maximum
Disclosure of disaggregation of revenue from contracts with customers
Amortization period of contract costs	7 years
Termite contracts
Disclosure of disaggregation of revenue from contracts with customers
Period of assurance warranties	12 months
Job work | Maximum
Disclosure of disaggregation of revenue from contracts with customers
Period of service	1 month
Job work | Hygiene & Wellbeing | Performance obligations satisfied at point in time | Maximum
Disclosure of disaggregation of revenue from contracts with customers
Period of service	7 days

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).